December 28, 2012

Securities and Exchange Commission

Via EDGAR

Re:       Principal Funds, Inc.

File Nos. 033-59474, 811-07572

Interactive data files for previous 497 filing

Pursuant to Rule 497 under the Securities Act of 1933, as amended, Principal Funds, Inc. (“the Registrant”) is filing interactive data files that relate to the supplement the Registrant filed on December 14, 2012 (SEC Accession No. 0000012601-12-000149) and now is incorporating by reference.

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Exhibit No.                                                                   Exhibits

Ex-101.INS                                            XBRL Instance Document

Ex-101.SCH                                          XBRL Taxonomy Extension Schema Document

Ex-101.CAL                                           XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF                                          XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB                                           XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE                                          XBRL Taxonomy Extension Presentation Linkbase Document

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